Sales Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Receivables from contracts with customers: [abstract]
Revenue recognized included in the contract liability at the beginning of the year	¥ 365,951	¥ 343,681	¥ 273,224
Amortization of assets recognised cost	¥ 74,799	¥ 66,438	¥ 60,391